RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands			12 Months Ended
	Nov. 24, 2022 EquityInstruments ¥ / shares	May 25, 2022 EquityInstruments ¥ / shares	Dec. 31, 2022 CNY (¥) USD ($) shares	Dec. 31, 2022 USD ($) shares
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Shares Held for Employee Share Scheme			¥ (404,685)	$ (58,674)
Restricted A shares under the Incentive Scheme
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Number of restricted shares granted	26,649	112,270	138,919
Grant price (per share)	¥ 2.21	¥ 3.08
Fair value at grant date (per share)	¥ 4.42	¥ 4.97
Restricted A shares under the Incentive Scheme | Restricted Shares
RESTRICTED SHARES HELD FOR EMPLOYEE SHARE SCHEME
Shares Held for Employee Share Scheme | ¥			¥ (404,685)
Restricted shares held for employee share scheme | shares			(138,919)	(138,919)